Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 317,169	$ 309,571
Bank deposits	440,790	541,967
Restricted deposits	537	60
Trade receivables	9,141	12,710
Other receivables	4,790	11,290
Inventory	16,899	18,390
Total current assets	789,326	893,988
Restricted deposits	768	881
Investment in securities	86,190	138,446
Property plant and equipment, net	14,143	16,716
Right-of-use assets	9,307	12,072
Intangible assets	2,155	2,235
Total non-current assets	112,563	170,350
Total assets	901,889	1,064,338
Liabilities
Trade payables	4,249	4,696
Other payables	22,461	25,265
Current portion of lease liability	3,968	4,473
Current portion of bank loan	138	38
Total current liabilities	30,816	34,472
Liability in respect of government grants	843	1,895
Employee benefits	4,700	2,773
Lease liability	6,547	8,742
Deferred tax liabilities		75
Bank loan	276	595
Total non-current liabilities	12,366	14,080
Total liabilities	43,182	48,552
Non-controlling interests	715	1,011
Share capital	409,145	400,700
Share premium and capital reserves	1,304,617	1,299,542
Treasury shares	(167,651)	(97,896)
Foreign currency translation reserve	1,044	2,929
Remeasurement of net defined benefit liability (IAS 19)	(2,062)	707
Accumulated loss	(687,101)	(591,207)
Equity attributable to owners of the Company	857,992	1,014,775
Total equity	858,707	1,015,786
Total liabilities and equity	$ 901,889	$ 1,064,338